Long-term Debt	6 Months Ended
Mar. 31, 2023
Long-term Debt
Long-term Debt

Note 12. Long-term Debt

The components of debt are as follows:

	March 31, 2023	September 30, 2022

	(in thousands)
Term loan	$16,326	$14,622
R&D loan	—	122
Total	$16,326	$14,744
Less: Current portion	(16,326)	(122)
Long-term debt	$—	$14,622

During the first quarter of fiscal year 2023, the Company paid off the remaining balance of the R&D loan with the Finnish State Treasury. As of March 31, 2023 and September 30, 2022, the Company was in compliance with its debt covenants.

The Term Loan was disbursed on October 11, 2019 and has a maturity date of October 11, 2023. The Term Loan accrues interest between 6.0%-9.5% per annum, depending on MariaDB’s monthly recurring revenue. The effective interest rate on the Term Loan for the quarters ended March 31, 2023 and 2022 was 6.0%. As of March 31, 2023, we had an aggregate principal amount of $16.3 million (€15 million) of current debt.

The schedule of required principal payments remaining on debt outstanding as of March 31, 2023 is as follows:

Year ending September 30,	Principal Payments
(in thousands)
2023 (remaining nine months)	$—
2024	16,326
Total principal payments	$16,326